Investment in associated companies - Ownership Percentage (Details) $ in Millions		12 Months Ended
	Feb. 24, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 rig	Sep. 30, 2022	Feb. 22, 2022	Jan. 31, 2022	Jan. 20, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Number of drillships			2
PES
Schedule of Equity Method Investments [Line Items]
Ownership interest prior to disposal (in percent)						65.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Number of drillships leased			3
Gulf Drilling International | Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)			50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%		50.00%			50.00%
Number of drillships			3
Number of drillships managed			3
Sonadrill | Joint venture partner
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%
Sonadrill | Sonangol
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)			50.00%
Number of drillships			2
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%		50.00%			50.00%
Number of premium jack-ups			5
Gulfdrill | Seadrill Limited
Schedule of Equity Method Investments [Line Items]
Number of leased rigs			3
Gulfdrill | Third party
Schedule of Equity Method Investments [Line Items]
Number of leased rigs			2
Gulfdrill | Joint venture partner
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%
PES
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)	35.00%	35.00%	0.00%	35.00%		35.00%	35.00%
Realized gain (loss) on disposal | $		$ (112)
Proceeds from sale of equity method investments | $	$ 44
Archer | PES
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)						15.70%